LONG TERM INCENTIVE PLANS ("LTIP") - Continuity of Share-settled LTIP (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning shares	6,238	4,640
Granted	2,124	3,049
Forfeited	(486)	(460)
Exercised	(1,104)	(1,695)
Performance adjustment	(1,738)	704
Ending shares	5,034	6,238
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning shares	8,436	5,341
Granted	4,578	6,553
Forfeited	(2,195)	(737)
Exercised	(3,436)	(2,721)
Performance adjustment	0	0
Ending shares	7,383	8,436
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning shares	198	302
Granted	0	0
Forfeited	0	0
Exercised	0	(104)
Performance adjustment	0	0
Ending shares	198	198